Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the “Registrant”) (1933 Act File No. 333-44010) certifies (a) that the form of prospectus dated May 1, 2015 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 29 (“Amendment No. 29”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 29 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-15-000528)  on April 27, 2015:

Eaton Vance VT Bond Fund

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

EATON VANCE VARIABLE TRUST

By: /s/  Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 1, 2015